Document and Entity Information	Jun. 15, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 15, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-38226
Entity Registrant Name	Allied Gaming & Entertainment Inc.
Entity Central Index Key	0001708341
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-1659427
Entity Address, Address Line One	745 Fifth Avenue, Suite 500
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10151
City Area Code	646
Local Phone Number	768-4240
Title of 12(b) Security	Common Stock
Trading Symbol	AGAE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false